Income taxes - Schedule Of Components Of Income Tax Expense Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expenses	$ (126)	$ (309)	$ 410
Deferred income tax benefit	(314)	(1,048)	(122)
Income Tax Expense (Benefit)	126	309	(410)
Hong Kong [Member]
Income tax expenses	(188)	(741)	(532)
Deferred income tax benefit	314	1,050	122
Income Tax Expense (Benefit)	$ 188	$ 741	$ 532